CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 106,848	$ 149,004	$ 88,744
Net income/(loss) from equity accounted investments	(1)	620	259
Other Income	327	1,182	1,921
Total revenues and other income	107,174	150,806	90,924
Purchases (net of inventory variation)	(48,175)	(53,806)	(35,160)
Operating expenses	(10,582)	(9,608)	(8,598)
Selling, general and administrative expenses	(1,218)	(986)	(780)
Depreciation, amortisation and net impairmen	(10,634)	(6,391)	(11,719)
Exploration expenses	(795)	(1,205)	(1,004)
Total operating expenses	(71,404)	(71,995)	(57,261)
Net operating income/(loss)	35,770	78,811	33,663
Interest income and other financial income	2,449	1,222	38
Interest expenses and other financial expenses	(1,660)	(1,379)	(1,223)
Other financial items	1,325	(50)	(895)
Net financial items	2,114	(207)	(2,080)
Income/(loss) before tax	37,884	78,604	31,583
Income tax	(25,980)	(49,861)	(23,007)
Net income/(loss)	11,904	28,744	8,576
Attributable to shareholders of the company	11,885	28,746	8,563
Attributable to non-controlling interests	$ 19	$ (3)	$ 14
Basic earnings per share (in USD)	$ 3.93	$ 9.06	$ 2.64
Diluted earnings per share (in USD)	$ 3.93	$ 9.03	$ 2.63